SEGMENT FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Below is a performance recap of each of the Company's divisions for the year ended December 31, 2022 followed by a reconciliation to consolidated Company data.

Year 2022	Division I	Division II	Division III	Division IV	Division V	Division VI	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$38	$35	$35	$43	$29	$—	$29	$27	$31	$267
Insurance Income	$6	$7	$9	$5	$5	$—	$4	$6	$6	$48
Other	$—	$1	$1	$—	$1	$—	$1	$1	$1	$6
	$44	$43	$45	$48	$35	$—	$34	$34	$38	$321

Expenses:
Interest Cost	$4	$4	$4	$4	$3	$—	$3	$3	$3	$28
Provision for Loan Losses	$12	$8	$9	$12	$9	$—	$10	$9	$7	$76
Depreciation	$—	$—	$—	$1	$—	$—	$—	$1	$—	$2
Other	$14	$14	$13	$16	$12	$—	$12	$14	$14	$109
	$30	$26	$26	$33	$24	$—	$25	$27	$24	$215

Division Profit	$14	$17	$19	$15	$11	$—	$9	$7	$14	$106

Division Assets:
Net Receivables	$118	$126	$123	$149	$92	$—	$99	$93	$111	$911
Cash	$1	$1	$1	$1	$1	$—	$1	$1	$1	$8
Net Fixed Assets	$1	$1	$1	$1	$1	$—	$1	$2	$1	$9
Other Assets	$2	$5	$4	$6	$4	$—	$(1)	$6	$5	$31
Total Division Assets	$122	$133	$129	$157	$98	$—	$100	$102	$118	$959

RECONCILIATION:	2022
(In Millions)
Revenues:
Total revenues from reportable divisions	$321
Corporate investment income earned not allocated to divisions	$8
Timing difference of insurance income allocation to divisions	$10
Consolidated Revenues (1)	$339

Net Income:
Total profit or loss for reportable divisions	$106
Corporate earnings not allocated	$18
Corporate expenses not allocated	$(103)
Consolidated Income Before Income Taxes	$21

Assets:
Total assets for reportable divisions	$959
Loans held at corporate level	$2
Unearned insurance at corporate level	$(37)
Allowance for loan losses at corporate level	$(75)
Cash and cash equivalents held at corporate level	$58
Investment securities at corporate level	$220
Fixed assets at corporate level	$4
Other assets at corporate level	$32
Consolidated Assets	$1,163
Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.
Below is a performance recap of each of the Company's divisions for the year ended December 31, 2021 followed by a reconciliation to consolidated Company data.

Year 2021	Division I	Division II	Division III	Division IV	Division V	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$35	$32	$33	$38	$25	$25	$20	$29	$237
Insurance Income	$5	$7	$8	$5	$4	$3	$5	$6	$43
Other	$—	$1	$1	$1	$1	$1	$1	$1	$7
	$40	$40	$42	$44	$30	$29	$26	$36	$287

Expenses:
Interest Cost	$3	$3	$3	$4	$2	$2	$2	$3	$22
Provision for Loan Losses	$8	$4	$5	$6	$5	$5	$5	$5	$43
Depreciation	$—	$—	$—	$1	$1	$—	$—	$—	$2
Other	$14	$13	$13	$14	$11	$11	$13	$13	$102
	$25	$20	$21	$25	$19	$18	$20	$21	$169

Division Profit	$15	$20	$21	$19	$11	$11	$6	$15	$118

Division Assets:
Net Receivables	$111	$118	$120	$145	$86	$87	$85	$104	$856
Cash	$1	$1	$1	$1	$1	$—	$—	$—	$5
Net Fixed Assets	$1	$1	$1	$1	$1	$1	$1	$1	$8
Other Assets	$3	$5	$5	$6	$4	$4	$4	$5	$36
Total Division Assets	$116	$125	$127	$153	$92	$92	$90	$110	$905

RECONCILIATION:	2021
(In Millions)
Revenues:
Total revenues from reportable divisions	$287
Corporate investment income earned not allocated to divisions	$8
Timing difference of insurance income allocation to divisions	$9
Consolidated Revenues (1)	$304

Net Income:
Total profit or loss for reportable divisions	$118
Corporate earnings not allocated	$20
Corporate expenses not allocated	$(92)
Consolidated Income Before Income Taxes	$46

Assets:
Total assets for reportable divisions	$905
Loans held at corporate level	$2
Unearned insurance at corporate level	$(39)
Allowance for loan losses at corporate level	$(67)
Cash and cash equivalents held at corporate level	$36
Investment securities at corporate level	$262
Fixed assets at corporate level	$5
Other assets at corporate level	$14
Consolidated Assets	$1,118
Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.
Below is a performance recap of each of the Company's divisions for the year ended December 31, 2020 followed by a reconciliation to consolidated Company data.

Year 2020	Division I	Division II	Division III	Division IV	Division V	Division VII	Division VIII	Division IX	Total
	(In Millions)
Revenues:
Finance Charges Earned	$33	$29	$30	$34	$22	$22	$17	$27	$214
Insurance Income	$5	$7	$8	$4	$4	$3	$4	$5	$40
Other	$—	$1	$1	$1	$1	$1	$—	$1	$6
	$38	$37	$39	$39	$27	$26	$21	$33	$260

Expenses:
Interest Cost	$3	$3	$3	$4	$2	$2	$2	$3	$22
Provision for Loan Losses	$9	$5	$6	$7	$4	$6	$5	$5	$47
Depreciation	$—	$—	$—	$1	$1	$1	$—	$1	$4
Other	$14	$13	$13	$14	$10	$10	$11	$13	$98
	$26	$21	$22	$26	$17	$19	$18	$22	$171

Division Profit	$12	$16	$17	$13	$10	$7	$3	$11	$89

Division Assets:
Net Receivables	$103	$106	$111	$129	$71	$77	$65	$97	$759
Cash	$1	$1	$1	$1	$1	$—	$—	$—	$5
Net Fixed Assets	$1	$1	$1	$1	$2	$1	$1	$1	$9
Other Assets	$3	$5	$4	$6	$4	$4	$3	$5	$34
Total Division Assets	$108	$113	$117	$137	$78	$82	$69	$103	$807

RECONCILIATION:	2020
(In Millions)
Revenues:
Total revenues from reportable divisions	$260
Corporate investment income earned not allocated to divisions	$7
Timing difference of insurance income allocation to divisions	$8
Consolidated Revenues (1)	$275

Net Income:
Total profit or loss for reportable divisions	$89
Corporate earnings not allocated	$17
Corporate expenses not allocated	$(87)
Consolidated Income Before Income Taxes	$19

Assets:
Total assets for reportable divisions	$807
Loans held at corporate level	$2
Unearned insurance at corporate level	$(34)
Allowance for loan losses at corporate level	$(66)
Cash and cash equivalents held at corporate level	$64
Investment securities at corporate level	$221
Fixed assets at corporate level	$5
Other assets at corporate level	$15
Consolidated Assets	$1,014
Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.